MANAGED PORTFOLIO SERIES

Great Lakes Bond Fund, Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund, and
Great Lakes Small Cap Opportunity Fund (each a “Fund”, and together the “Funds”)

Supplement dated April 11, 2014 to:

Summary Prospectus dated July 29, 2013

Effective October 1, 2013, the Great Lakes Disciplined Equity Fund’s Sub-Adviser, Advanced Investment Partners, LLC, merged into Great Lakes Advisors, LLC, the Fund’s Adviser.  Advanced Investment Partners, LLC was previously a majority owned subsidiary of Great Lakes Advisors, LLC.  As a result, all references to the Sub-Adviser within the Summary Prospectus are deleted.  There have been no changes to the Great Lakes Disciplined Equity Fund’s investment management team, and Mr. Jon E. Quigley continues to manage the Great Lakes Disciplined Equity Fund as an employee of Great Lakes Advisors, LLC.

Effective immediately, the Investor Class Sales Loads have been eliminated for all Funds. Additionally, Managed Portfolio Series, on behalf of the Funds, and Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) entered into a new Operating Expense Limitation Agreement, effective April 1, 2014.  As a result of these changes, certain tables and written disclosures within each Fund’s Summary Prospectus have been deleted and replaced with revised tables and written disclosures as provided below.

Great Lakes Bond Fund (Summary Prospectus page 1)

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution (12b-1) Fee	0.25%	0.00%
Acquired Fund Fees and Expenses	0.06%	0.06%
Other Expenses	1.08%	1.08%
Total Annual Fund Operating Expenses	1.79%	1.54%
Expense (Reimbursement)/Recoupment (1)	(0.83)%	(0.83)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment (1)	0.96%	0.71%
(1)
The Adviser has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 0.90% of the average daily net assets of the Investor Class and 0.65% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$98	$482	$892	$2,037
Institutional Class	$73	$405	$761	$1,764

Great Lakes Disciplined Equity Fund (Summary Prospectus page 1)

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution (12b-1) Fee	0.25%	0.00%
Other Expenses	0.64%	0.64%
Total Annual Fund Operating Expenses	1.49%	1.24%
Expense (Reimbursement)/Recoupment (2)	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment(2)	1.10%	0.85%
(1)	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund’s current fiscal year.
(2)
The Adviser has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Investor Class and 0.85% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$112	$433	$776	$1,746
Institutional Class	$87	$355	$643	$1,466

Great Lakes Large Cap Value Fund (Summary Prospectus page 1)

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution (12b-1) Fee	0.25%	0.00%
Acquired Fund Fees and Expenses	0.01%	0.01%
Other Expenses	2.38%	2.38%
Total Annual Fund Operating Expenses	3.24%	2.99%
Expense (Reimbursement)/Recoupment (1)	(2.13)%	(2.13)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment (1)	1.11%	0.86%
(1)
The Adviser has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Investor Class and 0.85% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$113	$798	$1,508	$3,393
Institutional Class	$88	$723	$1,384	$3,157

Great Lakes Small Cap Opportunity Fund (Summary Prospectus page 1)

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution (12b-1) Fee	0.25%	0.00%
Other Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	1.30%	1.05%
Expense (Reimbursement)/Recoupment (1)	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment (1)	1.24%	0.99%
(1)
The Adviser has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.24% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$126	$406	$707	$1,562
Institutional Class	$101	$328	$574	$1,277

Thank you for your investment.  If you have any questions, please call the Funds toll-free at 855-278-2020.

This supplement should be retained with your Summary Prospectus for future reference.

MANAGED PORTFOLIO SERIES

Great Lakes Bond Fund, Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund, and
Great Lakes Small Cap Opportunity Fund (each a “Fund”, and together the “Funds”)

Supplement dated April 11, 2014 to:

Prospectus and Statement of Additional Information (“SAI”) dated July 29, 2013

Effective immediately, the Investor Class Sales Loads have been eliminated for all Funds. Additionally, Managed Portfolio Series, on behalf of the Funds, and Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) entered into a new Operating Expense Limitation Agreement, effective April 1, 2014.  As a result of these changes, certain tables and written disclosures within the Prospectus have been deleted and replaced with revised tables and written disclosures as provided below.

Great Lakes Bond Fund (Prospectus page 1)

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution (12b-1) Fee	0.25%	0.00%
Acquired Fund Fees and Expenses	0.06%	0.06%
Other Expenses	1.08%	1.08%
Total Annual Fund Operating Expenses	1.79%	1.54%
Expense (Reimbursement)/Recoupment (1)	(0.83)%	(0.83)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment (1)	0.96%	0.71%
(1)
The Adviser has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 0.90% of the average daily net assets of the Investor Class and 0.65% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$98	$482	$892	$2,037
Institutional Class	$73	$405	$761	$1,764

Great Lakes Disciplined Equity Fund (Prospectus page 6)

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution (12b-1) Fee	0.25%	0.00%
Other Expenses	0.64%	0.64%
Total Annual Fund Operating Expenses	1.49%	1.24%
Expense (Reimbursement)/Recoupment (2)	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment(2)	1.10%	0.85%
(1)	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund’s current fiscal year.
(2)
The Adviser has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Investor Class and 0.85% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$112	$433	$776	$1,746
Institutional Class	$87	$355	$643	$1,466

Great Lakes Large Cap Value Fund (Prospectus page 11)

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution (12b-1) Fee	0.25%	0.00%
Acquired Fund Fees and Expenses	0.01%	0.01%
Other Expenses	2.38%	2.38%
Total Annual Fund Operating Expenses	3.24%	2.99%
Expense (Reimbursement)/Recoupment (1)	(2.13)%	(2.13)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment (1)	1.11%	0.86%
(1)
The Adviser has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Investor Class and 0.85% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$113	$798	$1,508	$3,393
Institutional Class	$88	$723	$1,384	$3,157

Great Lakes Small Cap Opportunity Fund (Prospectus page 15)

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution (12b-1) Fee	0.25%	0.00%
Other Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	1.30%	1.05%
Expense (Reimbursement)/Recoupment (1)	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment (1)	1.24%	0.99%
(1)
The Adviser has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.24% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$126	$406	$707	$1,562
Institutional Class	$101	$328	$574	$1,277

Beginning on page 30 of the Prospectus, the paragraph entitled “Fund Expenses” is deleted and replaced with the following:

Fund Expenses.  Each Fund is responsible for its own operating expenses.  Pursuant to an Operating Expense Limitation Agreement between the Adviser and the Funds, the Adviser has agreed to reimburse each Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed the percentage of the average daily net assets of each share class asset forth in the table below.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.

	Expense Limitation
Fund	Investor Class	Institutional Class
Bond Fund	0.90%	0.65%
Disciplined Equity Fund	1.10%	0.85%
Large Cap Value Fund	1.10%	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

The “Class Descriptions” section beginning on page 48 and ending on page 52 of the Prospectus is deleted in its entirety. Additionally, the following paragraphs are added to the “Distribution of Fund Shares” section beginning on page 52 of the Prospectus:

Rule 12b-1 Distribution Fees and Shareholder Service Plan Fees.

The Trust has adopted a Rule 12b-1 plan under which the Funds are authorized to pay to the Distributor or such other entities as approved by the Board of Trustees, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee of up to 0.25% of the average daily net assets of the Investor Class Shares of the Funds. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.

Because the distribution and shareholder service fee is paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Finally, effective October 1, 2013, the Great Lakes Disciplined Equity Fund’s Sub-Adviser, Advanced Investment Partners, LLC, merged into Great Lakes Advisors, LLC, the Funds’ Adviser.  Advanced Investment Partners, LLC was previously a majority owned subsidiary of Great Lakes Advisors, LLC.  As a result, all references to the Sub-Adviser within the Prospectus and SAI are deleted.  There have been no changes to the Great Lakes Disciplined Equity Fund’s investment management team, and Mr. Jon E. Quigley continues to manage the Great Lakes Disciplined Equity Fund as an employee of Great Lakes Advisors, LLC.

Thank you for your investment.  If you have any questions, please call the Funds toll-free at 855-278-2020.

This supplement should be retained with your Prospectus and SAI for future reference.